VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Tables)	12 Months Ended
Oct. 31, 2021
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Summary of consolidated financial information of the VIE and its subsidiaries

The following consolidated financial information of the VIE and its subsidiaries as a whole as of October 31, 2021 and 2020 and for the years ended October 31, 2021, 2020 and 2019 was included in the accompanying consolidated financial statements of the Company. Intercompany transactions between the VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	As of October 31,
	2021	2020
Cash and cash equivalents	$29,776,178	$6,137,444
Restricted cash	819,269	785,806
Accounts receivable	320,848	1,247,059
Other current assets	216,470	1,390,023
Right-of-use assets, operating lease	760,229	317,141
Other non-current assets	347,084	182,735
Total Assets	32,240,078	10,060,208

Taxes payable	493,196	548,630
Other current liabilities	582,187	738,633
Non-current liabilities	237,848	133,109
Total Liabilities	1,313,231	1,420,372

Net assets	$30,926,847	$8,639,836

	Years Ended October 31,
	2021	2020	2019
Revenues	$2,776,065	$3,249,344	$2,002,217
(Loss) income from operations	(1,232,723)	566,336	102,670
Net (loss) income	$(1,052,348)	$640,294	$175,787